Note 16 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest expense	$ 37,410	$ 46,125
Interest capitalized	(1,992)	0
Derivatives’ effect	(3,131)	(5,093)
Amortization and write-off of financing costs	1,706	1,943
Amortization of excluded component related to cash flow hedges	2,012	2,029
Bank charges and other financing costs	504	206
Total	$ 36,509	$ 45,210